FINANCIAL ASSETS AND LIABILITIES - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	$ 153,093	$ 153,060
Restricted cash	22,009	10,185
Marketable securities	3,684	13,861
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Related party shareholder loans	6,228	10,700
Derivative assets	572	3,876
Liabilities
Derivative liabilities	27,692	10,455
Estimate of Fair Value Measurement [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	1,054,022	1,122,148
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	153,093	153,060
Restricted cash	22,009	10,185
Marketable securities	3,684	13,861
Reported Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Related party shareholder loans	6,228	10,700
Derivative assets	572	3,876
Liabilities
Derivative liabilities	27,692	10,455
Reported Value Measurement [Member] | Secured Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Long-term debt	$ 1,054,022	$ 1,122,148